Related party transactions (Tables)	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related party group
Year ended	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
March 31,	So	Chung	Fok	So
	Director, Chief Executive Officer	Director	Director	Director and Chief Operating Officer
$ in thousands		$ in thousands	$ in thousands	$ in thousands

2015	$857 (i), (iii)	$160 (iii)	Nil	$124
2016	$857 (i), (iii)	$170 (iii)	Nil	$249
2017	$643 (i), (iii)	$171 (iii)	Nil	$249

	Mr. Henry	Mr. Albert
	Schlueter	So
	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
	$ in thousands	$ in thousands

2015	$55 (ii)	$109
2016	$60 (ii)	$181
2017	$62 (ii)	$152

The emoluments paid to the Company’s directors and officers were included in the salaries and related costs, while the consultancy fees or professional fees paid to Schlueter & Associates, P.C., were included in the administration and general expenses.

(i)	Apart from the emoluments paid by the Company as shown above, one of the properties of the Company in Hong Kong is also provided to Mr. Anthony So for his accommodation.

(ii)	The amounts for the years ended March 31, 2015, 2016 and 2017 represented professional fees paid to Schlueter & Associates, P.C., the Company’s SEC counsel, in which Mr. Henry Schlueter is one of the principals.

(iii)	The amount for the year ended March 31, 2015, included unpaid vacation payments of $57,000 and $9,000 for Mr. Anthony So and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2016, included unpaid vacation payments of $57,000, $10,000, and $12,000 for Mr. Anthony So, Mr. Kim Wah Chung, and Mr. Albert So, respectively. The amount for the year ended March 31, 2017, included unpaid vacation payments of $43,000 and $11,000 for Mr. Anthony So and Mr. Kim Wah Chung, respectively.